Revenue - Schedule of Contract Balances (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Contracts With Customers Balances [Abstract]
Receivables, which are included in ‘Trade and other receivables’	$ 148,193	$ 129,201
Contract assets	83	507
Contract liabilities and related payables	113,150	120,273
Payable for deferred bookings	30,677	31,739
Contract liabilities	82,473	88,534
Total contract liabilities and related payables	113,150	120,273
Non-current	147	175
Current	113,003	120,098
Total contract liabilities	$ 82,473	$ 88,534